TOWER CONSTRUCTION & TECHNICAL SERVICES, INC. (Schedule of presents assets acquired and liabilities) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities assumed:
Due to related parties	$ (4,060,187)	$ (2,616,584)	$ (1,340,650)
Tower Construction & Technical Services, Inc (TCTS) [Member]
Liabilities assumed:
Bank indebtedness	(52,042)
Accounts payable	(5,201)
Due to related parties	(127,655)
Net liabilities of TCTS	(184,898)
Net assets attributed to non-controlling interest	0
Net liabilities assumed	$ (184,898)